NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares				Fair Value
	PREFERRED STOCKS — 8.3%
	ASSET MANAGEMENT — 2.4%
33,000	Compass Diversified Holdings, 7.8750%			$ 792,330

	BANKING — 2.1%
29,000	Bank of America Corporation, 4.9346%			700,350

	INSTITUTIONAL FINANCIAL SERVICES — 0.6%
250,000	Mellon Capital IV - Series 1, 5.1807%			218,516

	REAL ESTATE INVESTMENT TRUSTS — 3.2%
31,000	EPR Properties - Series C, 5.7500%			733,460
7,000	Lexington Realty Trust - Series C, 6.5000%			333,550
				1,067,010
	TOTAL PREFERRED STOCKS (Cost $2,656,447)			2,778,206

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 83.0%
	AEROSPACE & DEFENSE — 2.9%
1,000,000	TransDigm, Inc.	5.5000	11/15/27	990,855

	APPAREL & TEXTILE PRODUCTS — 4.3%
1,475,000	Under Armour, Inc.	3.2500	06/15/26	1,438,209

	ASSET MANAGEMENT — 6.8%
850,000	Blackstone Private Credit Fund	2.6250	12/15/26	813,773
1,500,000	Hercules Capital, Inc.	2.6250	09/16/26	1,438,750
				2,252,523
	AUTOMOTIVE — 4.1%
1,350,000	Ford Motor Company	7.1250	11/15/25	1,364,041

	BANKING — 4.3%
1,500,000	Wintrust Financial Corporation	4.8500	06/06/29	1,455,236

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.0% (Continued)
	BIOTECH & PHARMA — 4.3%
1,400,000	Elanco Animal Health, Inc.	6.6500	08/28/28	$ 1,430,078

	CONTAINERS & PACKAGING — 3.6%
1,200,000	Ball Corporation	5.2500	07/01/25	1,203,623

	FOOD — 4.2%
1,400,000	J M Smucker Company (The)	3.5000	03/15/25	1,399,126

	HOME & OFFICE PRODUCTS — 11.2%
1,000,000	ACCO Brands Corporation(a)	4.2500	03/15/29	922,485
1,510,000	Scotts Miracle-Gro Company (The)	5.2500	12/15/26	1,508,314
1,400,000	Steelcase, Inc.	5.1250	01/18/29	1,357,646
				3,788,445
	HOME CONSTRUCTION — 7.3%
1,475,000	Beazer Homes USA, Inc.	5.8750	10/15/27	1,473,325
1,000,000	Interface, Inc.(a)	5.5000	12/01/28	982,534
				2,455,859
	HOUSEHOLD PRODUCTS — 3.6%
1,200,000	Energizer Holdings, Inc.(a)	6.5000	12/31/27	1,217,456

	INDUSTRIAL SUPPORT SERVICES — 3.0%
1,000,000	United Rentals North America, Inc.	5.5000	05/15/27	1,001,724

	INSTITUTIONAL FINANCIAL SERVICES — 3.6%
1,250,000	Lazard Group, LLC	3.6250	03/01/27	1,224,728

	LEISURE FACILITIES & SERVICES — 8.5%
1,400,000	Cedar Fair, L.P./Canada's Wonderland Company/Magnum Management Corporation	5.3750	04/15/27	1,389,029
1,471,000	Wendy's International, LLC	7.0000	12/15/25	1,488,588
				2,877,617
	OIL & GAS PRODUCERS — 4.1%
1,390,000	Gulfport Energy Corporation	8.0000	05/17/26	1,397,165

NORTH STAR BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 83.0% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 3.1%
1,050,000	Oceaneering International, Inc.	6.0000	02/01/28	$ 1,040,351

	REAL ESTATE INVESTMENT TRUSTS — 4.1%
1,400,000	EPR Properties	4.9500	04/15/28	1,392,638

	TOTAL CORPORATE BONDS (Cost $27,579,250)			27,929,674

	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY BILLS — 1.5%
500,000	United States Treasury Bill	4.2500	05/31/25	499,816

	U.S. TREASURY NOTES — 3.0%
500,000	United States Treasury Note	3.8750	03/31/25	499,807
500,000	United States Treasury Note	3.8750	04/30/25	499,620
				999,427
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,498,305)			1,499,243

Shares
	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
1,074,311	First American Treasury Obligations Fund, Class X, 4.28% (Cost $1,074,311)(b)			1,074,311

	TOTAL INVESTMENTS - 99.0% (Cost $32,808,313)			$ 33,281,434
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%			344,077
	NET ASSETS - 100.0%			$ 33,625,511

LLC	- Limited Liability Company

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is $3,122,475 or 9.3% of net assets.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.